Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
INVESCO EXCHANGE-TRADED FUND TRUST II
SUPPLEMENT DATED December 10, 2020 TO THE PROSPECTUSES DATED October 7, 2020
OF:
Invesco NASDAQ 100 ETF (QQQM)

Invesco NASDAQ Next Gen 100 ETF (QQQJ)
(each, a “Fund” and collectively, the “Funds”)
Effective December 18, 2020, the following disclosure is added to the end of the second paragraph appearing under “
Principal Investment Strategies
” in the Summary and Statutory Prospectuses of the
Invesco NASDAQ 100 ETF and also added to the end of the fourth paragraph appearing under “
Principal
Investment Strategies
” in the Summary and Statutory Prospectuses of Invesco NASDAQ Next Gen 100
ETF:
Companies organized as real estate investment trusts (“REITs”) are not eligible for inclusion in the
Underlying Index.
Effective December 18, 2020, the following disclosure is added to the end of the first paragraph appearing under the heading “Additional Information About the Fund’s Strategies and Risks –
The Nasdaq-100
Index
®
” in the Statutory Prospectus of the Invesco NASDAQ 100 ETF and also added to the end of the second paragraph appearing under the heading “Additional Information About the Fund’s Strategies and
Risks –
The Nasdaq Next Generation 100 Index
®
” in the Statutory Prospectus of the Invesco NASDAQ
Next Gen 100 ETF:
Companies organized as REITs are not eligible for inclusion in the Underlying Index.

Invesco NASDAQ 100 ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
INVESCO EXCHANGE-TRADED FUND TRUST II
SUPPLEMENT DATED December 10, 2020 TO THE PROSPECTUSES DATED October 7, 2020
OF:
Invesco NASDAQ 100 ETF (QQQM)
(each, a “Fund” and collectively, the “Funds”)
Effective December 18, 2020, the following disclosure is added to the end of the second paragraph appearing under “
Principal Investment Strategies
” in the Summary and Statutory Prospectuses of the
Invesco NASDAQ 100 ETF and also added to the end of the fourth paragraph appearing under “
Principal
Investment Strategies
” in the Summary and Statutory Prospectuses of Invesco NASDAQ Next Gen 100
ETF:
Companies organized as real estate investment trusts (“REITs”) are not eligible for inclusion in the
Underlying Index.
Effective December 18, 2020, the following disclosure is added to the end of the first paragraph appearing under the heading “Additional Information About the Fund’s Strategies and Risks –
The Nasdaq-100
Index
®
” in the Statutory Prospectus of the Invesco NASDAQ 100 ETF and also added to the end of the second paragraph appearing under the heading “Additional Information About the Fund’s Strategies and
Risks –
The Nasdaq Next Generation 100 Index
®
” in the Statutory Prospectus of the Invesco NASDAQ
Next Gen 100 ETF:
Companies organized as REITs are not eligible for inclusion in the Underlying Index.

Invesco NASDAQ Next Gen 100 ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
INVESCO EXCHANGE-TRADED FUND TRUST II
SUPPLEMENT DATED December 10, 2020 TO THE PROSPECTUSES DATED October 7, 2020
OF:
Invesco NASDAQ Next Gen 100 ETF (QQQJ)
(each, a “Fund” and collectively, the “Funds”)
Effective December 18, 2020, the following disclosure is added to the end of the second paragraph appearing under “
Principal Investment Strategies
” in the Summary and Statutory Prospectuses of the
Invesco NASDAQ 100 ETF and also added to the end of the fourth paragraph appearing under “
Principal
Investment Strategies
” in the Summary and Statutory Prospectuses of Invesco NASDAQ Next Gen 100
ETF:
Companies organized as real estate investment trusts (“REITs”) are not eligible for inclusion in the
Underlying Index.
Effective December 18, 2020, the following disclosure is added to the end of the first paragraph appearing under the heading “Additional Information About the Fund’s Strategies and Risks –
The Nasdaq-100
Index
®
” in the Statutory Prospectus of the Invesco NASDAQ 100 ETF and also added to the end of the second paragraph appearing under the heading “Additional Information About the Fund’s Strategies and
Risks –
The Nasdaq Next Generation 100 Index
®
” in the Statutory Prospectus of the Invesco NASDAQ
Next Gen 100 ETF:
Companies organized as REITs are not eligible for inclusion in the Underlying Index.